CONTENT PRODUCTION INCENTIVES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONTENT PRODUCTION INCENTIVES [Abstract]
Content production incentives	$ 13,600,000	$ 13,100,000	$ 0
Infrastructure improvement incentives related to capital expenditures	$ 11,000,000
Infrastructure improvement incentives		$ 0